UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund

Portfolio of Investments February 28, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.3%)
	Hotels/Resorts/Cruiselines (9.6%)
10,800	Four Seasons Hotels, Inc. (Canada)	$611,928
239,684	Hilton Hotels Corp.	5,800,353
61,110	Morgans Hotel Group Co *	1,191,645
103,110	Starwood Hotels & Resorts Worldwide, Inc.	6,547,485
		14,151,411
	Real Estate - Industrial/Office (4.6%)
229,362	Brookfield Properties Corp. (Canada)	6,791,409

	Real Estate - Retail (1.6%)
58,060	Forest City Enterprise, Inc. (Class A)	2,352,011

	REIT - Diversified (1.8%)
30,560	Vornado Realty Trust	2,719,534

	REIT - Healthcare (3.1%)
20,010	Cogdell Spencer Inc.	378,189
29,100	Health Care Property Investors, Inc.	799,377
14,700	LTC Properties, Inc.	325,311
149,335	Senior Housing Properties Trust	2,677,577
4,100	Sunrise Senior Living, Inc. (Canada)	46,497
5,670	Universal Health Realty Income Trust	199,868
7,585	Windrose Medical Properties Trust	112,030
		4,538,849
	REIT - Industrial/Office (21.5%)
81,010	AMB Property Corp.	4,346,187
52,470	Arden Realty, Inc.	2,380,039
110,125	Boston Properties, Inc.	9,324,284
36,447	Brandywine Realty Trust	1,070,448
116,870	Equity Office Properties Trust	3,675,561
17,160	Liberty Property Trust	768,425
79,012	Mack-Cali Realty Corp.	3,547,639
10,835	Parkway Properties, Inc.	477,173
26,805	ProLogis	1,407,799
20,190	Reckson Associates Realty Corp.	825,771
37,300	Republic Property Trust	449,465
20,720	SL Green Realty Corp.	1,800,775
72,490	Trizec Properties, Inc.	1,759,332
		31,832,898
	REIT - Lodging/Resorts (7.0%)
2,262	Hersha Hospitality Trust	21,421
425,370	Host Marriott Corp.	8,264,939
146,330	Legacy Hotels REIT (Canada)	1,059,561
96,475	MeriStar Hospitality Corp.*	994,657
		10,340,578
	REIT - Residential (20.6%)
15,735	American Campus Communities, Inc.	396,522
157,832	Archstone-Smith Trust	7,481,237
86,390	AvalonBay Communities, Inc.	8,898,170
4,130	BRE Properties, Inc. (Class A)	224,548
37,861	Equity Lifestyle Properties, Inc.	1,805,591
118,793	Equity Residential	5,378,947

46,850	Essex Property Trust, Inc.	4,668,602
34,415	Post Properties, Inc.	1,528,026
6,090	United Dominion Realty Trust, Inc.	162,908
		30,544,551
	REIT - Retail (22.8%)
29,045	Acadia Realty Trust	636,957
106,300	BPP Liquidating Trust	5,315
17,700	Cedar Shopping Centers Inc.	269,217
80,390	Federal Realty Investment Trust	5,602,380
17,215	General Growth Properties, Inc.	867,464
58,765	Macerich Co. (The)	4,234,018
5,300	Ramco-Gershenson Properties Trust	154,018
90,590	Regency Centers Corp.	5,843,055
172,854	Simon Property Group, Inc.	14,341,696
43,035	Taubman Centers, Inc.	1,710,211
		33,664,331
	REIT - Specialty (0.2%)
11,280	Centracore Properties Trust	304,786

	REIT - Storage (5.5%)
62,915	Public Storage, Inc.	4,908,628
49,987	Shurgard Storage Centers, Inc. (Class A)	3,205,667
		8,114,295
	TOTAL COMMON STOCKS
	(Cost $79,029,568)	145,354,653

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.6%)
	REPURCHASE AGREEMENT
$2,368	Joint repurchase agreement account 4.555% due 03/01/06
	(dated 02/28/06; proceeds $2,368,300) (a) (Cost $2,368,000)		2,368,000

	TOTAL INVESTMENTS
	(Cost $81,397,568) (b)	99.9%	147,722,653
	ASSETS IN EXCESS OF LIABILITIES	0.1	64,853
	NET ASSETS	100.0%	$147,787,506

REIT	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $66,472,536 and the aggregate gross unrealized depreciation is $147,451, resulting in net unrealized appreciation of $66,325,085.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006